Dec. 31, 2018
Cambria Global Asset Allocation ETF

Cambria ETF Trust

Cambria Global Asset Allocation ETF (GAA)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Supplement dated December 31, 2018

to the Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated September 1, 2018, as each may be amended or supplemented

The following information supplements and should be read in conjunction with the Prospectus and SAI.

The Board of Trustees of the Cambria ETF Trust (the “Trust”) has approved changes to the investment objective, principal investment strategy and principal risks of the Cambria Global Asset Allocation ETF (the “Fund”). These changes, which are discussed in more detail below, will become effective on January 1, 2019, or such later date as deemed appropriate by Trust officers (the “Effective Date”). On the Effective Date, the Fund will convert from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of the Cambria Global Asset Allocation Index (the “Index”), an index developed by Cambria Indices, LLC, into an actively managed fund that will apply substantially identical screens and investment criteria as the Index to provide exposure to the same major asset classes.

Accordingly, on the Effective Date, the Fund’s investment objective will be replaced in its entirety by the following:

The Fund seeks income and capital appreciation from investments in exchange-traded vehicles that provide exposure to equity and fixed income securities, real estate, commodities and currencies.

In addition, the Fund’s principal investment strategy will be replaced in its entirety by the following:

The Fund is designed to provide absolute positive returns with reduced volatility, and manageable risk and drawdowns, by identifying an investable portfolio of exchange-traded vehicles that provide diversified exposure to all of the major asset classes in the various regions, countries and sectors around the globe. Under normal market conditions, the Fund invests at least 80% of its total assets in affiliated and unaffiliated exchange-traded funds (“ETFs”) and other exchange-traded products (“ETPs”) (collectively, “Underlying Vehicles”) that provide exposure to various (i) investment asset classes, including equity and fixed income securities, real estate, commodities, and currencies, and (ii) factors such as value, momentum, and trend investing. Momentum and trend following strategies, both of which are based on quantitative and algorithmic models, attempt to (1) invest in assets when their prices are in an uptrend (i.e., prices are increasing over a specified time period) and/or increasing relative to the prices of other assets, and (2) sell assets when their prices are in a downtrend (i.e., prices are decreasing over a specified time period) and/or decreasing relative to the prices of other assets.

Cambria Investment Management, L.P., the Fund’s investment adviser (“Cambria”), selects Underlying Vehicles that provide exposures of approximately 40% to equity securities, 40% to fixed income securities and 20% to other asset classes, such as commodities and currencies.

Under normal market conditions, Cambria allocates approximately 40% of the Fund’s total assets to long positions in foreign companies’ equity or debt securities or foreign currencies. The Fund defines foreign companies as those domiciled or listed and traded outside of the U.S. The Fund defines equity exposures to include Underlying Vehicles that track the performance of stock indices, closed-end funds, real estate investment trusts (“REITs”), exchange-traded currency trusts, common stock, preferred stock and convertible securities of issuers of any market capitalization. The Fund defines fixed income exposures to include Underlying Vehicles that track the performance of fixed income indices, exchange-traded notes, securities issued by the U.S. Government and its agencies, sovereign debt and corporate bonds of any credit quality, including high yield (or “junk”) bonds. The Fund defines commodity and currency exposures to include Underlying Vehicles that track the performance of commodity and currency indices.

The Fund is considered a “fund of funds” that seeks to achieve its investment objective by primarily investing in Underlying Vehicles, including affiliated ETFs, that offer diversified exposure to all of the major asset classes in the various regions, countries, and sectors around the globe. The Fund may invest up to 20% of its net assets in instruments that are not Underlying Vehicle, but which Cambria believes will help the Fund achieve its investment objective, including futures, options, swap contracts, cash and cash equivalents, and money market funds.

Cambria has discretion to actively manage the Fund’s portfolio in accordance with the Fund’s investment objective. The Fund may sell a security when Cambria believes that the security is overvalued or better investment opportunities are available, to invest in cash and cash equivalents, or to meet redemptions. Cambria expects to rebalance to target allocations at least annually.

Also, each reference to Passive Investment Risk, Tracking Error Risk, Concentration Risk, and Quantitative Security Selection Risk as a principal risk of the Fund will be deleted in its entirety from the Prospectus and replaced by Management Risk. The following description of Management Risk will be added to the “Principal Risks” section of the Fund Summary:

Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

The section titled “Additional Information About the Funds’ Investment Strategies and Risks – Cambria Global Asset Allocation ETF” will be replaced in its entirety by the following:

Cambria Global Asset Allocation ETF

The Fund is expected to include Underlying Vehicles such as ETFs, closed-end funds, REITs, and exchange-traded currency trusts. The Fund measures the instruments’ performance with respect to each investment factor on a one-month to 12-month basis. No single investment factor dictates an instrument’s weight in the Fund.

The Adviser generally expects that the Fund will be exposed to non-U.S. issuers that are domiciled or listed and traded in Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Luxembourg, Malaysia, Mexico, Morocco, the Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, or the United Kingdom.

The Fund is weighted based only on publicly available data and includes screens to limit its country, sector and industry concentration to seek to ensure its liquidity and investability. Other screens also will exclude as components any foreign issuers whose securities are highly restricted or illegal for U.S. persons to own, including due to the imposition of sanctions by the U.S. Government.

Furthermore, all other references in the Prospectus and SAI to the Fund pursuing a passively managed index strategy, the Index, and the Fund’s Index Provider are updated to reflect the Fund’s new actively managed strategy.

The changes to the Fund’s investment objective, principal investment strategy, and principal risks are not expected to have a material impact on the Fund’s holdings or affect the Fund’s fees and expenses.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CIM-SK-017-0100